Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Starboard Investment Trust
Prospectus Date	rr_ProspectusDate	Sep. 28, 2016
Cavalier Dividend Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001464413_SupplementTextBlock
STARBOARD INVESTMENT TRUST

Cavalier Dividend Income Fund

Important Notice Regarding Change in Investment Policy

Supplement to the Prospectus, Summary Prospectus, and
Statement of Additional Information

June 20, 2017
This supplement to the Prospectus, Summary Prospectus, and Statement of Additional Information dated September 28, 2016 for the Cavalier Dividend Income Fund (the "Fund"), a series of the Starboard Investment Trust (the "Trust"), updates the information described below.  For further information, please contact the Fund toll-free at 1-800-773-3863.  You may obtain additional copies of the Prospectus, Summary Prospectus, and Statement of Additional Information, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the Fund toll-free at the number above.
This supplement contains important information for shareholders about matters approved by the Board of Trustees (the "Board") of the Trust affecting the Fund. Specifically, the Board has approved changes to the Fund's investment policy and the Fund's name.
Effective August 21, 2017, the following changes will become effective:
1) The Fund's name will become "Nebraska Fund."
2) The Fund's "Principal Investment Strategies" will be revised to read as follows:
The Fund will invest primarily in common stocks of publicly-traded companies that either are domiciled in Nebraska (the "Domiciled Companies") or that have a significant local interest in Nebraska (the "Local Interest Companies," collectively with Domiciled Companies "Nebraska Companies"). The Domiciled Companies have their headquarters located in Nebraska and are among the top 15 largest companies by market capitalization. The Local Interest Companies are not domiciled in Nebraska, but have a substantial local presence, principally as top employers in Nebraska. While the Fund will normally invest in large-capitalization Nebraska Companies, the Fund may at any given time invest a significant portion of its assets in small or mid-capitalization companies as well.
Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes and reinvested proceeds from short sales) in common stock of Domiciled Companies and Local Interest Companies and/or exchange-traded funds ("ETFs") intended to provide similar investment results. This 80% policy may be changed by the Board of Trustees upon 60 days' written notice to shareholders.
The Fund may invest up to 20% of its net assets in futures, options and options on futures; cash and cash equivalents; other investment companies; and in other securities and instruments, which the Advisor believes will help the Fund achieve its investment objective.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

Shareholders may direct any questions about their account to the Fund at 1-800-773-3863.

Investors Should Retain This Supplement for Future Reference